ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2020
Trade and other current payables [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
16. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued liabilities include the following components:

	As of	As of
	December 31, 2020	December 31, 2019
Trade and other payables	20,026	42,232
Accrued liabilities	14,137	35,921
Payroll-related liabilities	4,917	7,780
Accrued interest payable	2,217	2,435
	41,297	88,368
See Note 28 for a reclassification of accounts payable and accrued liabilities as of December 31, 2019.